Net Loss per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (7,995)	$ (6,629)	$ (3,595)	$ (3,312)	$ (3,041)	$ (3,690)	$ (18,219)	$ (10,043)	$ (13,889)	$ (14,702)
Denominator:
Weighted-average shares of common stock outstanding	10,258,463			10,245,074			10,249,586	10,245,074	10,245,074	10,223,375
Net loss per common share – basic and diluted	$ (0.78)			$ (0.32)			$ (1.78)	$ (0.98)	$ (1.36)	$ (1.44)